Notes to the cash flow statement (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Abstract]
Summary of Changes in Liabilities Arising from Financing Activities

Changes in liabilities arising from financing activities.

	January 1, 2021	Cash flows from financing activities : Repayments	Non-cash flows: New lease liabilities	December31, 2021
	£000s	£000s	£000s	£000s
Lease liabilities	341	(211)	7	137
Total liabilities from financing activities	341	(211)	7	137